Net Asset and Liabilities Assumed and Goodwill Arising (Parenthetical) (Detail)	12 Months Ended					12 Months Ended						1 Months Ended															12 Months Ended	1 Months Ended			12 Months Ended	1 Months Ended					12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended								1 Months Ended												12 Months Ended	1 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2013 Developed Technology	Dec. 31, 2012 Developed Technology	Dec. 31, 2013 Customer Relationships	Dec. 31, 2012 Customer Relationships	Dec. 31, 2013 Software	Dec. 31, 2012 Software	Jan. 28, 2013 Angle Labs USD ($)	Jan. 28, 2013 Angle Labs Developed Technology USD ($)	May 14, 2013 Privacy Choice Llc USD ($)	May 14, 2013 Privacy Choice Llc Developed Technology USD ($)	May 14, 2013 Privacy Choice Llc Noncompete Agreements USD ($)	Jun. 28, 2013 Lpi Level Platforms Inc USD ($)	Jun. 28, 2013 Lpi Level Platforms Inc Developed Technology USD ($)	Jun. 28, 2013 Lpi Level Platforms Inc Customer Relationships USD ($)	Sep. 02, 2013 ASR Technologies Ab USD ($)	Sep. 02, 2013 ASR Technologies Ab Developed Technology USD ($)	Jan. 13, 2012 OpenInstall Inc USD ($)	Jan. 13, 2012 OpenInstall Inc Developed Technology USD ($)	Jan. 13, 2012 OpenInstall Inc Internet Domain Names USD ($)	Jul. 06, 2012 Crossloop Inc USD ($)		Dec. 31, 2013 Crossloop Inc USD ($)	Jul. 06, 2012 Crossloop Inc Developed Technology USD ($)	Oct. 01, 2012 Avalanche USD ($)		Dec. 31, 2013 Avalanche USD ($)	Oct. 01, 2012 Avalanche Customer Lists USD ($)	Oct. 01, 2012 Avalanche Software USD ($)	Oct. 01, 2012 Avalanche Other Intangible Assets USD ($)	Jan. 04, 2011 Droid Security Ltd USD ($)		Dec. 31, 2013 Droid Security Ltd USD ($)	Dec. 31, 2012 Droid Security Ltd USD ($)	Dec. 31, 2011 Droid Security Ltd USD ($)	Dec. 31, 2012 Droid Security Ltd Additional USD ($)	Jan. 04, 2011 Droid Security Ltd Developed Technology USD ($)	May 18, 2011 IMedix Web Technologies Limited USD ($)	Dec. 31, 2012 IMedix Web Technologies Limited USD ($)	May 18, 2011 IMedix Web Technologies Limited Developed Technology USD ($)	May 18, 2011 IMedix Web Technologies Limited Customer Relationships USD ($)	May 18, 2011 IMedix Web Technologies Limited Indefinite Lived Trade Names USD ($)	Aug. 19, 2011 Tune Up Software Gmbh USD ($)		Aug. 17, 2011 Tune Up Software Gmbh USD ($)	Aug. 17, 2011 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Developed Technology USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Customer Relationships USD ($)	Aug. 19, 2011 Tune Up Software Gmbh Other Intangible Assets USD ($)	Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property USD ($)	Aug. 17, 2011 Tune Up Software Gmbh Intellectual Property EUR (€)	Aug. 19, 2011 Tune Up Software Gmbh Brand and Domain Names USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Developed Technology USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Customer Relationships USD ($)	Oct. 31, 2011 AVG Distribution Switzerland AG Brand and Domain Names USD ($)	Oct. 26, 2011 Bsecure USD ($)		Dec. 31, 2012 Bsecure USD ($)	Oct. 26, 2011 Bsecure Developed Technology USD ($)	Oct. 26, 2011 Bsecure Customer Relationships USD ($)	Oct. 26, 2011 Bsecure Brand and Domain Names USD ($)	Dec. 31, 2013 General and Administrative Expense Crossloop Inc USD ($)	Dec. 31, 2013 Maximum	Dec. 31, 2013 Maximum Software	Aug. 19, 2011 Maximum Tune Up Software Gmbh USD ($)	Aug. 19, 2011 Maximum Tune Up Software Gmbh EUR (€)	Dec. 31, 2013 Contingent Purchase Consideration Tune Up Software Gmbh USD ($)	Dec. 31, 2013 Contingent Purchase Consideration Tune Up Software Gmbh EUR (€)	Dec. 31, 2012 Contingent Purchase Consideration Tune Up Software Gmbh USD ($)	Dec. 31, 2012 Contingent Purchase Consideration Tune Up Software Gmbh EUR (€)
Business Acquisition [Line Items]
Acquired intangible assets													$ 3,170,000		$ 1,380,000	$ 2,100,000		$ 8,560,000	$ 10,750,000		$ 2,341,000		$ 3,200,000	$ 65,000				$ 600,000				$ 3,797,000	$ 21,000	$ 156,000							$ 1,104,000			$ 2,824,000	$ 539,000	$ 271,000						$ 6,252,000	$ 1,378,000	$ 28,000			$ 9,432,000		$ 625,000	$ 4,099,000	$ 17,000				$ 4,000,000	$ 490,000	$ 20,000
Acquired finite-lived intangible asset, useful life						4 years 8 months 12 days	4 years	4 years 2 months 12 days	4 years	4 years 6 months	5 years		3 years		5 years	3 years		5 years	5 years		3 years		5 years	8 years				5 years				5 years	3 years	2 years							4 years			5 years	3 years							4 years	5 years	4 years			8 years		5 years	5 years	8 years				5 years	5 years	8 years		5 years	5 years
Purchase consideration deferred period												24 months		18 months						24 months		12 months																				12 months
Business acquisition, Property, plant and equipment																						19,000							162,000																		815,000
Business Acquisition Purchase Price Allocation Net Working Capital																						22,000							(134,000)
Business acquisition, purchase price allocation, cash																						102,000													525,000							600,000					2,567,000	[1]										669,000
Earn out paid																											50,000				2,250,000						348,000	546,000	738,000				1,900,000																					2,000,000
Revision in expected earn out payments																																																																				50,000
Business acquisition, Deferred income tax asset																													644,000																																	1,166,000
Earn out obligations																													2,250,000						5,300,000
Business acquisition, contingent consideration, at fair value																									100,000	[2]			2,843,000	[3]					1,189,000	[4]											10,590,000	[5]			7,400,000											1,740,000	[6]
Additional earn-out charge																															532,000
Business acquisition, purchase price allocation, deferred tax liabilities																	(406,000)					(1,216,000)													276,000							808,000					3,351,000											474,000
Business acquisition, purchase price allocation, net working capital and other liabilities																																			21,000							454,000																124,000
Compensation expense																																					2,050,000	2,461,000	1,142,000	2,080,000
Cash consideration paid in exchange for internally developed intellectual property																																																							7,100,000	5,000,000
Dividends paid	2,555,000		229,893,000																																														5,000,000	3,500,000
Business acquisition contingent consideration	3,395,000	[7]		1,984,000	[7]																																																																		14,400,000	10,000,000
Contingent cash consideration paid												2,865,000		3,200,000			20,130,000			1,491,000		4,049,000			500,000				7,450,000						4,400,000							3,761,000					34,430,000	[5]										5,438,000				4,799,000											1,400,000	1,100,000	9,200,000	7,500,000
Business acquisition, Deferred revenue																																															1,157,000															832,000
Business acquisition, Net working capital and other asset																																																														$ 250,000

[1]	Included in cash consideration paid was €5 million ($7.1 million) paid by AVG Technologies CY (a wholly owned subsidiary of AVG Technologies N.V.) in exchange for the internally developed intellectual property of TuneUp, which was received by TuneUp on August 17, 2011, prior to the closing of the acquisition. This has been adjusted from the cash and cash equivalents at acquisition of TuneUp along with a dividend payment of €3.5 million ($5.0 million) paid to the founders of TuneUp which was paid using the funds received from AVG Technologies CY immediately prior to acquisition.
[2]	The earn-out payment was contingent upon achievement of certain milestones on or before October 1, 2012 and the fulfillment of some contractual conditions. During financial year 2013, the Company paid earn out payments classified as contingent consideration of $50. In addition, the Company revised its estimate regarding the expected earn out payment, which resulted in a release of $50 to general and administrative expenses.
[3]	If certain performance milestones have been met the Company is required to pay a performance earn-out with respect to the years ended on June 30, 2013 and June 30, 2014. The earn-out payments are capped at $2,250 a year. The estimated fair value at acquisition date of the performance earn-out was $2,843. During financial year 2013, the Company paid earn-out payments classified as contingent consideration of $2,250. In addition, the Company revised its estimate regarding the expected earn-out payment 2013 to the capped amount. This resulted in an additional charge of $532 in the year ended December 31, 2013.
[4]	Earn out payments are capped at $5,300 and are primarily based on the number of users of Droid software in the period from acquisition to December 31, 2013. A portion of earn out payments with a fair value of $1,189 was classified as contingent consideration, with the remaining portion classified as compensation expense. During financial years 2011, 2012 and 2013, the Company paid in earn out payments classified as contingent consideration $738, $546 and $348, respectively. In addition the Company recorded compensation expense of $1,142, $2,461 and $2050, respectively. The increase in 2012 compared to 2011 was a consequence of reassessed expected number of users, which resulted in the recognition of an additional compensation expense of $2,080 in 2012.
[5]	Contingent cash consideration up to €10.0 million ($14.4 million), which, on the date of acquisition, was estimated to have a fair value by the Company at €7.4 million ($10.6 million), was contingent based on the EBITDA value achieved and revenues generated from sales of TuneUp during financial year 2011. A payment of €7.5 million ($9.2 million) was made during the financial year 2012 and a payment of €1.1 million ($1.4 million) in the financial year 2013.
[6]	The earn out payments with a fair value of $1,740 are dependent upon achievement of certain milestones and were classified as contingent consideration. A payment of $2,000 was made during the financial year 2012.
[7]	The fair values of the contingent purchase consideration liabilities are determined for each arrangement individually. The fair value is determined using the income approach with significant inputs that are not observable in the market. Key assumptions include discount rates consistent with the level of risk of achievement and probability adjusted financial projections. The expected outcomes are recorded at net present value, which requires adjustment over the life of the instruments for changes in risks and probabilities.